Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Share capital, fully paid-up [member] INR (₨) shares	Share capital, fully paid-up [member] USD ($) shares	Share premium [member] INR (₨)	Share premium [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)	Share-based payment reserve [member] INR (₨)	Share-based payment reserve [member] USD ($)	Special Economic Zone Re-investment reserve [member] INR (₨)	Special Economic Zone Re-investment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)		Foreign currency translation reserve [member] USD ($)	[11]	Cash flow hedging reserves [member] INR (₨)		Cash flow hedging reserves [member] USD ($)	[12]	Other reserves [member] INR (₨)		Other reserves [member] USD ($)	[12]	Equity attributable to the equity holders of the Company [member] INR (₨)	Equity attributable to the equity holders of the Company [member] USD ($)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2023		₨ 781,753		₨ 10,976		₨ 3,689		₨ 660,964		₨ 5,632		₨ 46,803		₨ 43,255	[1]			₨ (1,403)	[2]			₨ 11,248	[1]			₨ 781,164		₨ 589
Beginning balance, shares at Mar. 31, 2023 | shares	[3]			5,487,917,741	5,487,917,741
Comprehensive income for the year
Profit for the year		111,121		₨ 0		0		110,452		0		0		0	[1]			0	[2]			0	[1]			110,452		669
Other comprehensive income		7,127		0		0		0		0		0		4,006	[1]			1,981	[2]			1,305	[1]			7,292		(165)
Total comprehensive income for the year		118,248		0		0		110,452		0		0		4,006	[1]			1,981	[2]			1,305	[1]			117,744		504
Issue of equity shares on exercise of options		13		₨ 13		3,370		0		(3,370)		0		0	[1]			0	[2]			0	[1]			13		0
Issue of equity shares on exercise of options, shares | shares	[3]			6,883,426	6,883,426
Issue of shares by controlled trust on exercise of options, shares | shares	[3]			0	0
Issue of shares by controlled trust on exercise of options	[3]	0		₨ 0		0		1,462		(1,462)		0		0	[1]			0	[2]			0	[1]			0		0
Compensation cost related to employee share-based payment, shares | shares	[3]			0	0
Compensation cost related to employee share-based payment		5,591		₨ 0		0		7		5,584		0		0	[1]			0	[2]			0	[1]			5,591		0
Transferred to Special Economic Zone re-investment reserve, shares | shares	[3]			0	0
Transferred from/to Special Economic Zone re-investment reserve		0		₨ 0		0		4,674		0		(4,674)		0	[1]			0	[2]			0	[1]			0		0
Buyback of equity shares, including tax thereon	[4]	(144,783)		₨ (539)		(3,768)		(141,015)		0		0		0	[1]			0	[2]			539	[1]			(144,783)		0
Buyback of equity shares, including tax thereon, shares | shares	[3],[4]			(269,662,921)	(269,662,921)
Transaction cost related to buyback of equity shares, shares | shares	[3],[4]			0	0
Transaction cost related to buyback of equity shares	[4]	(390)		₨ 0		0		(390)		0		0		0	[1]			0	[2]			0	[1]			(390)		0
Financial liability on written put options, shares | shares	[3],[5]			0	0
Financial liability on written put options	[5]	(4,238)		₨ 0		0		0		0		0		0	[1]			0	[2]			(4,238)	[1]			(4,238)		0
Non-controlling interests on acquisition of subsidiary, shares | shares	[3],[5]			0	0
Non-controlling interests on acquisition of subsidiary	[5]	472		₨ 0		0		0		0		0		0	[1]			0	[2]			0	[1]			0		472
Dividend, shares | shares	[3],[4]			0	0
Dividend	[4]	(5,540)		₨ 0		0		(5,218)		0		0		0	[1]			0	[2]			0	[1]			(5,218)		(322)
Others, shares | shares	[3]			0	0
Others		97		₨ 0		0		0		0		0		0	[1]			0	[2]			0	[1]			0		97
Other transactions for the year		(148,778)		₨ (526)		(398)		(140,480)		752		(4,674)		0	[1]			0	[2]			(3,699)	[1]			(149,025)		247
Other transactions for the year, shares | shares	[3]			(262,779,495)	(262,779,495)
Balance at the end of the year at Mar. 31, 2024		751,223		₨ 10,450		3,291		630,936		6,384		42,129		47,261	[1]			578	[2]			8,854	[1]			749,883		1,340
Ending balance, shares at Mar. 31, 2024 | shares	[3],[6]			5,225,138,246	5,225,138,246
Comprehensive income for the year
Profit for the year		132,180		₨ 0		0		131,354		0		0		0	[7]			0	[8]			0	[7]			131,354		826
Other comprehensive income		4,263		0		0		0		0		0		7,253	[7]			(788)	[8]			(2,224)	[7]			4,241		22
Total comprehensive income for the year		136,443		0		0		131,354		0		0		7,253	[7]			(788)	[8]			(2,224)	[7]			135,595		848
Issue of equity shares on exercise of options		27		₨ 27		4,950		0		(4,950)		0		0	[7]			0	[8]			0	[7]			27		0
Issue of equity shares on exercise of options, shares | shares	[6]			13,628,596	13,628,596
Bonus issue of equity shares	[9]	0		₨ 10,467		(5,613)		(3,193)		0		0		0	[7]			0	[8]			(1,661)	[7]			0		0
Bonus issue of equity shares, shares | shares	[6],[9]			5,233,369,207	5,233,369,207
Compensation cost related to employee share-based payment, shares | shares	[6]			0	0
Compensation cost related to employee share-based payment		5,551		₨ 0		0		0		5,551		0		0	[7]			0	[8]			0	[7]			5,551		0
Transferred to Special Economic Zone re-investment reserve, shares | shares	[6]			0	0
Transferred from/to Special Economic Zone re-investment reserve				₨ 0		0		14,351		0		(14,351)		0	[7]			0	[8]			0	[7]			0		0
Dividend, shares | shares	[6],[9]			0	0
Dividend	[9]	(62,750)		₨ 0		0		(62,750)		0		0		0	[7]			0	[8]			0	[7]			(62,750)		0
Transfer from Other components of equity, shares | shares	[6],[7]			0	0
Transfer from Other components of equity	[7]	0		₨ 0		0		5,754		0		0		0				0	[8]			(5,754)				0		0
Transfer of shares pertaining to Non-controlling interests of subsidiary, shares | shares	[6]			0	0
Transfer of shares pertaining to Non-controlling interests of subsidiary		0		₨ 0		0		25		0		0		(14)	[7]			0	[8]			(8)	[7]			3		(3)
Others, shares | shares	[6]			0	0
Others		(47)		₨ 0		0		0		0		0		0	[7]			0	[8]			0	[7]			0		(47)
Other transactions for the year		(57,219)		₨ 10,494		(663)		(45,813)		601		(14,351)		(14)	[7]			0	[8]			(7,423)	[7]			(57,169)		(50)
Other transactions for the year, shares | shares	[6]			5,246,997,803	5,246,997,803
Balance at the end of the year at Mar. 31, 2025		830,447		₨ 20,944		2,628		716,477		6,985		27,778		54,500	[7]			(210)	[8]			(793)	[7]			828,309		2,138
Ending balance, shares at Mar. 31, 2025 | shares	[6],[10]			10,472,136,049	10,472,136,049
Comprehensive income for the year
Profit for the year		132,655	$ 1,414	₨ 0		0		131,974		0		0		0	[11]			0	[12]			0	[12]			131,974		681
Other comprehensive income		36,039	384	0		0		0		0		0		46,377	[11]			(7,194)	[12]			(3,390)	[12]			35,793		246
Total comprehensive income for the year		168,694	1,798	0		0		131,974		0		0		46,377	[11]			(7,194)	[12]			(3,390)	[12]			167,767		927
Issue of equity shares on exercise of options		33		₨ 33		3,530		0		(3,530)		0		0	[11]			0	[12]			0	[12]			33		0
Issue of equity shares on exercise of options, shares | shares	[10]			16,276,409	16,276,409
Compensation cost related to employee share-based payment, shares | shares	[10]			0	0
Compensation cost related to employee share-based payment		4,465		₨ 0		0		0		4,465		0		0	[11]			0	[12]			0	[12]			4,465		0
Transferred to Special Economic Zone re-investment reserve, shares | shares	[10]			0	0
Transferred from/to Special Economic Zone re-investment reserve		0		₨ 0		0		1,812		0		(1,812)		0	[11]			0	[12]			0	[12]			0		0
Dividend, shares | shares	[10],[13]			0	0
Dividend	[13]	(115,775)		₨ 0		0		(115,206)		0		0		0	[11]			0	[12]			0	[12]			(115,206)		(569)
Transfer of shares pertaining to Non-controlling interests of subsidiary														0
Others, shares | shares	[10]			0	0
Others		13		₨ 0		0		0		0		0		(5)	[11]			5	[12]			0	[12]			0		13
Other transactions for the year		(111,264)		₨ 33		3,530		(113,394)		935		(1,812)		(5)	[11]			5	[12]			0	[12]			(110,708)		(556)
Other transactions for the year, shares | shares	[10]			16,276,409	16,276,409
Balance at the end of the year at Mar. 31, 2026		₨ 887,877	$ 9,464	₨ 20,977	$ 224	₨ 6,158	$ 66	₨ 735,057	$ 7,834	₨ 7,920	$ 84	₨ 25,966	$ 277	₨ 100,872		$ 1,075		₨ (7,399)	[12]	$ (79)		₨ (4,183)	[12]	$ (44)		₨ 885,368	$ 9,437	₨ 2,509	$ 27
Ending balance, shares at Mar. 31, 2026 | shares	[10]			10,488,412,458	10,488,412,458

[1]	Refer to Note 20
[2]	Refer to Note 19
[3]	Includes 5,952,740 treasury shares held as at March 31, 2024 by a controlled trust. 3,943,096 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2024.
[4]	Refer to Note 22
[5]	Refer to Note 7
[6]	Includes 11,905,480 treasury shares held as at March 31, 2025 by a controlled trust.
[7]	Refer to Note 20
[8]	Refer to Note 19
[9]	Refer to Note 22
[10]	Includes 11,905,480 treasury shares held as at March 31, 2026 by a controlled trust.
[11]	Refer to Note 20
[12]	Refer to Note 19
[13]	Refer to Note 22